CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 50,957,974	$ 57,899,096	$ 40,205,586
Cost of revenues	(51,139,085)	(57,110,446)	(36,563,945)
Gross (loss) profit	(181,111)	788,650	3,641,641
Operating expenses:
Allowance for receivables and inventories	(8,976,860)	(195,355)	0
Selling expenses	0	(53,008)	(89,312)
General and administrative expenses	(3,195,488)	(5,730,147)	(2,060,122)
Research and development expenses	(135,146)	(988,559)	(1,032,378)
Total operating expenses	(12,307,494)	(6,967,069)	(3,181,812)
(Loss) income from operations	(12,488,605)	(6,178,419)	459,829
Interest expense	(335,957)	(712,490)	(157,221)
Government subsidy income	81,896	925,983	1,636,491
Interest income	388	489	702,872
Loss on disposal of subsidiaries	(1,290,201)	0	0
Other (expenses) income	(17,215)	116,575	(97,990)
Total other (expense) income, net	(1,561,089)	330,557	2,084,152
(Loss) income before income taxes	(14,049,694)	(5,847,862)	2,543,981
Income tax benefits (expenses)	8,925	222,122	(314,273)
Net (loss) income	(14,040,769)	(5,625,740)	2,229,708
Net (loss)/income	(14,040,769)	(5,625,740)	2,229,708
Other comprehensive loss:
Foreign currency translation gain (loss)	4,826,918	(2,238,556)	(6,655,036)
Comprehensive loss	$ (9,213,851)	$ (7,864,296)	$ (4,425,328)
(Loss) earnings per share
Basic	$ (4.13)	$ (3.12)	$ 3.09
Diluted	$ (4.13)	$ (3.12)	$ 3.09
Weighted average shares outstanding
Basic	3,398,964	1,802,948	721,993
Diluted	6,862,027	2,267,082	721,993